Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Future Minimum Rentals Due Under Non-Cancelable Leases
Year	Amount
2013	$52,531
2014	43,774
2015	33,584
2016	26,332
2017	16,913
Thereafter	34,288
Total	$207,422